Filed pursuant to Rule 497(e)
Registration Nos. 333-57548; 811-10319

Supplement dated June 5, 2020 to the
Statement of Additional Information dated July 29, 2019, as amended for USA Mutuals Vitium Global Fund and USA Mutuals Navigator Fund (the “Funds”),
each a series of USA Mutuals (the “Trust”)

This supplement makes the following amendment to disclosures in the Statement of Additional Information (“SAI”), dated July 29, 2019, as amended.

The disclosure in the section entitled “Management of the Funds – Trustees and Officers” beginning on page 22 is amended as set forth below in the excerpt of the table showing the Interested Trustee and Officers of the Funds to reflect the appointment of Mr. Richard A. Sapio as the Trust’s Treasurer and Mr. Nick Glocke as the Trust’s Secretary, each effective May 10, 2020, and to reflect the appointment of Ms. Dianne Descoteaux as the Trust’s Chief Compliance Officer effective June 1, 2020.

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Interested Trustee and Officers
Richard A. Sapio* Plaza of the Americas 700 North Pearl Street Suite 900 Dallas, TX 75201 1964	Interested Trustee and Chairperson President Treasurer	Indefinite Term; Since 2018 Indefinite Term; Since 2019 Indefinite Term; Since 2020	President, Mutual Capital Alliance, Inc. (1994–present).	2	N/A
Nick Glocke 735 North Water Street Suite 541 Milwaukee, WI 53202 1992	Secretary	Indefinite Term; Since 2020	Vice President, USA Mutuals Advisors, Inc. (2017-present); Associate Regional Director, Wells Fargo Asset Management (2016-2017); Financial Advisor, BMO Financial Group (2014-2016).	N/A	N/A
Dianne M. Descoteaux 480 East Swedesford Road Suite 220 Wayne, PA 19087 1977	Chief Compliance Officer	Indefinite Term; Since 2020	Compliance Director, Cipperman Compliance Services (2020–present); Attorney, SEI Financial Services (2010-2020).	N/A	N/A

*	Mr. Sapio is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is the owner of Mutual Capital, which has majority ownership of the Advisor.

The last sentence of the section entitled “Management of the Funds - Board Committees” is replaced with the following:

Messrs. Glocke, Helfrich and Norton comprise the Valuation Committee.

Please retain this supplement with your SAI.